Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

WISeKey is dedicated to maintaining the highest standards of cybersecurity to safeguard its operations, assets, and stakeholder interests. In an era where digital threats continue to evolve, WISeKey recognizes the paramount importance of cybersecurity in preserving the integrity, confidentiality, and availability of its critical information and systems.

WISeKey’s commitment to cybersecurity is rooted in a proactive and strategic approach that aligns with the semiconductor industry’s best practices and regulatory standards. WISeKey views cybersecurity not only as a compliance requirement but as an integral component of its corporate responsibility to protect the trust of its shareholders, customers, and partners place in WISeKey.

Below is an overview of WISeKey’s cybersecurity governance, policies, and practices. WISeKey aims to demonstrate its resilience against cyber threats, articulate the measures it has in place to mitigate risks, and emphasize its ongoing investments in cybersecurity to adapt to the evolving threat landscape.

By integrating cybersecurity into its corporate culture, WISeKey strives to maintain a secure and resilient environment, fostering trust and confidence among stakeholders. WISeKey believes that transparency in its cybersecurity practices enhances the overall risk management strategy, and it remains committed to continuously improving its defenses against cyber threats.

Overview

WISeKey recognizes the critical importance of cybersecurity in today’s digital landscape. As an integral aspect of its risk management strategy, WISeKey maintains a comprehensive approach to cybersecurity to protect its operations, data, and stakeholder trust.

Cybersecurity in Strategic Decision-Making

At WISeKey cybersecurity is not just a compliance checkbox; it’s an integral consideration in WISeKey’s strategic decision-making processes. WISeKey’s leadership recognize the strategic importance of cybersecurity in sustaining investor confidence and ensuring the resilience of its operations.

Employee Empowerment

WISeKey empowers its directors, senior management, and employees to be active participants in its cybersecurity strategy. Yearly training programs equip them with the knowledge and awareness needed to recognize and respond to cybersecurity risks, fortifying its collective defenses.

Dynamic Policies and Procedures

Our commitment extends beyond static policies — WISeKey embraces dynamic cybersecurity measures. Policies and procedures are living documents, refined regularly to keep pace with emerging threats. This adaptability is foundational to maintaining the confidentiality and integrity of its operations.

Incident Response Excellence

In the event of a cybersecurity incident, WISeKey’s response is characterized by agility and efficiency. The WISeKey incident response plan is not just a theoretical framework, but a tested strategy designed for swift detection, containment, and recovery. Disaster Recovery Plan is in place, with in different locations and ready to be activated on demand. This approach reflects WISeKey’s commitment to minimizing the impact of cyber incidents.

Investments in Cyber Resilience

Continuous investments underscore WISeKey’s commitment to cyber resilience. WISeKey allocates resources to cutting-edge cybersecurity technologies, ensuring WISeKey’s defenses evolve in tandem with the sophistication of cyber threats. Over 30% of the IT budget is dedicated to cyber security defense. This proactive stance is WISeKey’s pledge to stakeholders that their trust remains well-protected.

Compliance and Beyond

Our adherence to cybersecurity regulations is complemented by a broader commitment to excellence. WISeKey views compliance as a baseline and strive for continuous improvement, fostering a cybersecurity culture that goes beyond regulatory mandates. WISeKey is certified for years as WEBTRUST and follow the (EU) General Data Protection Regulation (“GDPR”) guidance.

Oversight and Collaboration

Oversight of cybersecurity matters is coupled with collaboration. The WISeKey Board collaborates with internal, external cybersecurity experts and national organization like the NIST, ensuring that WISeKey stays informed about emerging threats and technological industry best practices, and enabling WISeKey to make informed decisions.

Transparent Communication

Transparent communication is key to WISeKey’s cybersecurity strategy. In this disclosure, WISeKey aims to provide shareholders and stakeholders with a transparent view into WISeKey’s cybersecurity practices, fostering trust through open dialogue on WISeKey’s approach, challenges, and ongoing initiatives. The WISeKey Chief Information Security Officer (“CISO”) is the main interface to the transparent communication.

Cybersecurity Risk Management Processes Integrated [Text Block]

WISeKey is dedicated to maintaining the highest standards of cybersecurity to safeguard its operations, assets, and stakeholder interests. In an era where digital threats continue to evolve, WISeKey recognizes the paramount importance of cybersecurity in preserving the integrity, confidentiality, and availability of its critical information and systems.

WISeKey’s commitment to cybersecurity is rooted in a proactive and strategic approach that aligns with the semiconductor industry’s best practices and regulatory standards. WISeKey views cybersecurity not only as a compliance requirement but as an integral component of its corporate responsibility to protect the trust of its shareholders, customers, and partners place in WISeKey.

Below is an overview of WISeKey’s cybersecurity governance, policies, and practices. WISeKey aims to demonstrate its resilience against cyber threats, articulate the measures it has in place to mitigate risks, and emphasize its ongoing investments in cybersecurity to adapt to the evolving threat landscape.

By integrating cybersecurity into its corporate culture, WISeKey strives to maintain a secure and resilient environment, fostering trust and confidence among stakeholders. WISeKey believes that transparency in its cybersecurity practices enhances the overall risk management strategy, and it remains committed to continuously improving its defenses against cyber threats.

Cybersecurity Risk Board of Directors Oversight [Text Block]

The Board of Directors and management are actively involved in overseeing cybersecurity matters. The Board of Directors is responsible for reviewing on a regular basis and assessing cybersecurity risks and ensuring the adequacy of WISeKey’s cybersecurity measures.

WISeKey’s security processes are piloted by a Global Security Director, under the supervision of a Security Board, which includes the top management of WISeKey. Once a year, the Global Security Director reassesses WISeKey’s cybersecurity risks and proposes to the Security Board a plan of action and budget for the year to come.

An Executive Board Member of WISeKey holds a monthly meeting with the Global Security Director. During these meetings, the risks faced by the business and any new matters arising or potential threats identified are discussed. The Global Security Director also provides updates on his ongoing projects designed to manage these risks, as well as presenting the results of any audits that are being carried out. The full Board of Directors are also kept appraised on the results of all audits carried out during the year and are required to decide on strategic decisions such as whether to attain accreditations for certain verticals of the business. The Board of Directors and Audit Committee are responsible also for overseeing the annual audit of WISeKey which, while primarily focused on the financials of WISeKey, does also cover certain risks associated with the business.

Cybersecurity Risk Role of Management [Text Block]

The Board of Directors and management are actively involved in overseeing cybersecurity matters. The Board of Directors is responsible for reviewing on a regular basis and assessing cybersecurity risks and ensuring the adequacy of WISeKey’s cybersecurity measures.

WISeKey’s security processes are piloted by a Global Security Director, under the supervision of a Security Board, which includes the top management of WISeKey. Once a year, the Global Security Director reassesses WISeKey’s cybersecurity risks and proposes to the Security Board a plan of action and budget for the year to come.

An Executive Board Member of WISeKey holds a monthly meeting with the Global Security Director. During these meetings, the risks faced by the business and any new matters arising or potential threats identified are discussed. The Global Security Director also provides updates on his ongoing projects designed to manage these risks, as well as presenting the results of any audits that are being carried out. The full Board of Directors are also kept appraised on the results of all audits carried out during the year and are required to decide on strategic decisions such as whether to attain accreditations for certain verticals of the business. The Board of Directors and Audit Committee are responsible also for overseeing the annual audit of WISeKey which, while primarily focused on the financials of WISeKey, does also cover certain risks associated with the business.